VictoryShares International Volatility Wtd ETF Shareholder Fees	Jun. 30, 2025 USD ($)
VictoryShares International Volatility Wtd ETF | VictoryShares International Volatility Wtd ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0